Analysis of Net Debt - Schedule of Significant Borrowings (Detail) - 12 months ended Dec. 31, 2018 € in Millions, £ in Millions, SFr in Millions, $ in Millions	EUR (€)	USD ($)	GBP (£)	CHF (SFr)
Pound Sterling bonds [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	4.125%
Outstanding | £			£ 400
Final maturity	2029
Swiss Franc Bonds [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	1.375%
Outstanding | SFr				SFr 330
Final maturity	2022
Euro Bonds [member] | Maturity year 2019 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	5.00%
Outstanding | €	€ 500
Final maturity	2019
Euro Bonds [member] | Maturity year 2020 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	2.75%
Outstanding | €	€ 750
Final maturity	2020
Euro Bonds [member] | Maturity year 2021 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	1.75%
Outstanding | €	€ 600
Final maturity	2021
Euro Bonds [member] | Maturity year 2023 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	3.125%
Outstanding | €	€ 750
Final maturity	2023
Euro Bonds [member] | Maturity year 2024 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	1.875%
Outstanding | €	€ 600
Final maturity	2024
Euro Bonds [member] | Maturity year 2028 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	1.375%
Outstanding | €	€ 600
Final maturity	2028
US Dollar Bonds [member] | Maturity year 2021 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	5.75%
Outstanding		$ 400
Final maturity	2021
US Dollar Bonds [member] | Maturity year 2028 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	3.95%
Outstanding		900
Final maturity	2028
US Dollar Bonds [member] | Maturity year 2025 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	3.875%
Outstanding		1,250
Final maturity	2025
US Dollar Bonds [member] | Maturity year 2027 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	3.40%
Outstanding		600
Final maturity	2027
US Dollar Bonds [member] | Maturity year 2033 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	6.40%
Outstanding		213
Final maturity	2033
US Dollar Bonds [member] | Maturity year 2045 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	5.125%
Outstanding		500
Final maturity	2045
US Dollar Bonds [member] | Maturity year 2047 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	4.40%
Outstanding		400
Final maturity	2047
US Dollar Bonds [member] | Maturity year 2048 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	4.50%
Outstanding		$ 600
Final maturity	2048